Commitments, Guarantees, Pledged Assets, Provisions and Contingent Liabilities - Summary of Maximum Amount Payable Under Various Commitments (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Disclosure of commitments guarantees pledged assets provisions and contingent liabilities [Abstract]
Fair value of derivative liabilities	$ 8	$ 6